Impacts of the health crisis related to the Covid-19 pandemic (Details) € in Millions	6 Months Ended
Jun. 30, 2020 EUR (€)
Disclosure of operating segments [line items]
Purchases of equipment relating to the health and safety of employees	€ (50)
Donations and sponsorships	(9)
Labor expenses, payment to certain employees of specific bonuses related to the health crisis	(10)
Increases of trade receivables depreciation	(72)
FRANCE
Disclosure of operating segments [line items]
Amount of fixed costs from suppliers partly offset	(20)
Amount of fixed costs from suppliers recorded in investments	(23)
Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Increases of trade receivables depreciation	(67)
Orange Bank, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Increases of trade receivables depreciation	€ (5)